INCOME AND MINING TAXES - Valuation of Deferred Tax Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Valuation of Deferred Tax Assets
Look-back period	3 years
Deferred tax assets, valuation allowance	$ 2,815	$ 3,873
Period of refund for AMT credits	5 years
Tax benefit for release of AMT credits	$ (48)
Deferred Tax Asset, Investment in Yanacocha
Valuation of Deferred Tax Assets
Change in valuation allowance	$ (306)
Deferred Tax Asset, Peru Operations
Valuation of Deferred Tax Assets
Look-back period	3 years
Change in valuation allowance	$ 44
Deferred Tax Asset, Canada Operations
Valuation of Deferred Tax Assets
Deferred tax assets, valuation allowance	$ 1,296